Note 8 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Servicing Liability at Amortized Cost [Table Text Block]
(Dollars in thousands)	2015	2014
Mortgage servicing rights:
Balance, beginning of year	$1,507	1,708
Originations	547	316
Amortization	(555)	(517)
Balance, end of year	1,499	1,507
Valuation reserve	0	0
Mortgage servicing rights, net	$1,499	1,507
Fair value of mortgage servicing rights	$2,590	2,562

Summary of Risk Characteristics of Loans Being Serviced [Table Text Block]
(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$218,688	4.21%	301	1,854
15 year fixed rate	107,493	3.23	139	1,192
Adjustable rate	59	4.38	305	2

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 2015
Mortgage servicing rights	$3,739	(2,240)	1,499
Core deposit intangible	421	(28)	393
Total	$4,160	(2,268)	1,892

December 31, 2014
Mortgage servicing rights	$3,600	(2,093)	1,507

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Intangible Assets
Year ended December 31,
2016	$440	74	514
2017	357	74	431
2018	268	74	342
2019	208	74	282
2020	119	74	193
Thereafter	107	23	130
	$1,499	393	1,892